Cambria Global Asset Allocation ETF
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.6%	Shares	Value
Alpha Architect 1-3 Month Box ETF(a)	4,858	$549,148
Alpha Architect International Quantitative Momentum ETF	35,972	1,193,371
Alpha Architect US Quantitative Momentum ETF	36,345	2,320,243
Cambria Emerging Shareholder Yield ETF(b)(c)	148,661	5,365,175
Cambria Foreign Shareholder Yield ETF(b)(c)	119,733	3,551,281
Cambria Global Real Estate ETF(c)	159,640	3,962,712
Cambria Global Value ETF(c)	124,261	3,405,994
Cambria LargeCap Shareholder Yield ETF(b)(c)	43,506	1,141,645
Cambria Micro and SmallCap Shareholder Yield ETF(c)	48,813	1,153,124
Cambria Shareholder Yield ETF(b)(c)	34,829	2,263,885
Cambria Tactical Yield ETF(c)	128,415	3,250,826
Cambria Value and Momentum ETF(c)	73,247	2,241,248
Graniteshares Gold Trust(a)	49,541	1,607,110
Invesco Global Ex US High Yield Corporate Bond ETF	55,736	1,107,474
JPMorgan USD Emerging Markets Sovereign Bond ETF	43,264	1,692,055
Schwab US TIPS ETF	61,626	1,639,252
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF(b)	71,295	1,961,204
SPDR FTSE International Government Inflation-Protected Bond ETF	28,259	1,080,907
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund(b)	92,092	2,024,182
VanEck Bitcoin Trust(a)	9,329	308,230
VanEck Emerging Markets High Yield Bond ETF(b)	112,713	2,242,989
VanEck Gold Miners ETF(b)	10,824	558,951
VanEck J. P. Morgan EM Local Currency Bond ETF	66,973	1,665,619
Vanguard Intermediate-Term Corporate Bond ETF	20,173	1,667,904
Vanguard Intermediate-Term Treasury ETF	18,383	1,091,215
Vanguard Long-Term Treasury ETF	19,660	1,089,361
Vanguard Short-Term Corporate Bond ETF	13,839	1,097,156
Vanguard Total Bond Market ETF	29,981	2,194,609
Vanguard Total International Bond ETF	55,339	2,730,980
TOTAL EXCHANGE TRADED FUNDS (Cost $52,755,546)		56,157,850

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.7%
First American Government Obligations Fund - Class X, 4.23%(d)	5,457,471	5,457,471
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,457,471)		5,457,471

MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 4.24%(d)	212,093	212,093
TOTAL MONEY MARKET FUNDS (Cost $212,093)		212,093

TOTAL INVESTMENTS - 109.7% (Cost $58,425,110)		61,827,414
Liabilities in Excess of Other Assets - (9.7)%		(5,451,879)
TOTAL NET ASSETS - 100.0%		$56,375,535
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $5,284,924.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Global Asset Allocation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$56,157,850	$–	$–	$56,157,850
Investments Purchased with Proceeds from Securities Lending	5,457,471	–	–	5,457,471
Money Market Funds	212,093	–	–	212,093
Total Investments	$61,827,414	$–	$–	$61,827,414

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended July 31, 2025, are as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of July 31, 2025	Share Balance as of July 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$4,924,593	$-	$272,561	$(500,161)	$-	$5,365,175	148,661	$51,891	$734,202	$(66,020)
Cambria Foreign Shareholder Yield ETF	2,549,071	554,252	139,135	-	-	3,551,281	119,733	56,160	308,823	-
Cambria Global Real Estate ETF	3,495,521	82,277	191,209	-	-	3,962,712	159,640	21,435	193,705	-
Cambria Global Value ETF	3,696,455	-	203,034	(732,129)	-	3,405,994	124,261	57,407	264,361	(25,727)
Cambria LargeCap Shareholder Yield ETF	1,043,456	-	57,245	(31,874)	-	1,141,645	43,506	11,096	74,648	(1,830)
Cambria Micro and SmallCap Shareholder Yield ETF	927,207	58,631	52,263	-	-	1,153,124	48,813	5,879	115,023	-
Cambria Shareholder Yield ETF	1,870,315	135,736	104,441	-	-	2,263,885	34,829	12,191	153,393	-
Cambria Tactical Yield ETF	3,118,565	-	168,736	(24,752)	-	3,250,826	128,415	44,778	(11,518)	(205)
Cambria Value and Momentum ETF	2,314,147	-	128,638	(132,577)	(199,831)	2,241,248	73,247	3,471	35,953	94,918
	$23,939,330	$830,896	$1,317,262	$(1,421,493)	$(199,831)	$26,335,890	881,105	$264,308	$1,868,590	$1,136